Parent Entity Financial Information - Summary of Parent Entity Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	$ 81,658	$ 69,837
Total Assets	669,415	662,142
Current Liabilities	41,982	51,373
Total Liabilities	167,577	165,098
Shareholders' Equity
Issued Capital	1,249,123	1,165,309
Reserves
Accumulated losses	(820,805)	(738,916)
Total Equity	501,838	497,044	$ 581,397	$ 549,326
Loss for the period	(81,889)	(91,347)	(98,811)
Total comprehensive income/(loss) for the period	(82,463)	(91,578)	$ (100,126)
Parent
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	28,850	4,948
Total Assets	890,120	853,380
Current Liabilities	11,941	9,210
Total Liabilities	15,282	13,227
Shareholders' Equity
Issued Capital	1,249,123	1,165,309
Reserves
Foreign Currency Translation Reserve	(261,377)	(227,441)
Share Options Reserve	86,274	82,619
Warrant Reserve	12,969	12,969
Accumulated losses	(212,165)	(193,317)
Total Equity	874,824	840,139
Loss for the period	(18,848)	(19,305)
Total comprehensive income/(loss) for the period	$ (18,848)	$ (19,305)